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                           LORD ABBETT AFFILIATED FUND
                                90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973



                                                                   March 6, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Lord Abbett Affiliated Fund
         1933 Act File No. 002-10638
         1940 Act File No. 811-00005

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 94 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on February 28, 2006.

     Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                           Sincerely yours,

                                           /s/ LESLIE C. LEDA
                                           ----------------------
                                           Leslie C. Leda
                                           Senior Paralegal
                                           Lord, Abbett & Co. LLC